Segmented Reporting	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segmented Reporting

24. SEGMENTED REPORTING

Hydro One has three reportable segments:

•	The Transmission Business, which comprises the core business of providing electricity transportation and connection services, is responsible for transmitting electricity throughout the Ontario electricity grid;

•	The Distribution Business, which comprises the core business of delivering and selling electricity to customers; and

•	Other, which includes certain corporate activities and the operations of the telecommunications business.

The designation of segments has been based on a combination of regulatory status and the nature of the products and services provided. Operating segments of the Company are determined based on information used by the chief operating decision maker in deciding how to allocate resources and evaluate the performance of each of the segments. The Company evaluates segment performance based on income before financing charges and provision for PILs from continuing operations (excluding certain allocated corporate governance costs).

The accounting policies followed by the segments are the same as those described in the summary of significant accounting policies (see Note 2 – Significant Accounting Policies). Segment information on the above basis is as follows:

Year ended December 31, 2014 (millions of Canadian dollars)	Transmission	Distribution	Other	Consolidated
Revenues	1,588	4,903	57	6,548
Purchased power	—	3,419	—	3,419
Operation, maintenance and administration	394	742	56	1,192
Depreciation and amortization	346	367	9	722

Income (loss) before financing charges and provision for PILs	848	375	(8)	1,215

Capital investments	845	680	5	1,530

Year ended December 31, 2013 (millions of Canadian dollars)	Transmission	Distribution	Other	Consolidated
Revenues	1,529	4,484	61	6,074
Purchased power	—	3,020	—	3,020
Operation, maintenance and administration	375	672	59	1,106
Depreciation and amortization	327	340	9	676

Income (loss) before financing charges and provision for PILs	827	452	(7)	1,272

Capital investments	714	673	7	1,394

Total Assets by Segment:

December 31 (millions of Canadian dollars)	2014	2013
Transmission	12,540	11,846
Distribution	9,805	8,805
Other	205	974

Total assets	22,550	21,625

All revenues, costs and assets, as the case may be, are earned, incurred or held in Canada.